Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Income Tax Recognized in Profit or Loss	Income tax recognized in profit or loss is comprised of the following

	December 31, 2019 $	December 31, 2018 $
Withholding taxes accrued (i)	1,445	-
Current income tax	-	-
Tax expense (recovery)	1,445	-

i) Estimated accrued foreign withholding taxes of $1,445 at December 31, 2019 (2018 - $0) are payable when interest from intercompany loans between the Company and its Joint Operation is received.

Summary of Reconciliation of Income Taxes at Canadian Statutory Rates with Reported Taxes

A reconciliation of income taxes at Canadian statutory rates with reported taxes is as follows:

	For the years ended December 31
	2019 $	2018 $

Income/(Loss) for the year before tax	53,110	(28,267)
Statutory tax rate	27%	27%

Expected income tax expense/(recovery) at statutory tax rate	14,340	(7,632)

Items not taxable for income tax purposes	(369)	(1,316)
Gain on dilution of interest in Joint Venture	(20,113)	-
Effect of lower tax rate in foreign jurisdiction	1,034	2,021
Withholding tax expense	1,445
Change in unrecognized deferred tax assets and other	5,108	6,927
Tax expense	1,445	-

Summary of Significant Components of Company's Deferred Tax Assets and Liabilities

15.	INCOME TAXES (Continued)

The significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31, 2019 $	December 31, 2018 $
Deferred tax assets:
Tax loss carryforwards	29,308	18,956
Exploration and evaluation assets	170	472
Financing costs	112	436
Capital assets	1,707	2,203
Other	3,190	131
Deferred tax assets	34,487	22,198

Deferred tax liabilities:
Capital assets	(3,749)	-
Other	(270)	-
Deferred tax liabilities	(4,019)	-

Unrecognized deferred tax assets	30,468	22,198